ACQUISITIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Business Combinations [Abstract]
ACQUISITIONS

TPT SpeedConnect, LLC Asset Acquisition

SpeedConnect Asset Acquisition

Effective April 2, 2019, the Company entered into an Asset Purchase Agreement with SpeedConnect, LLC (“SpeedConnect”) to acquire substantially all of the assets of SpeedConnect. On May 7, 2019, the Company closed the transaction underlying the Asset Purchase Agreement with SpeedConnect to acquire substantially all of the assets of SpeedConnect for $2 million and the assumption of certain liabilities. The Asset Purchase Agreement required a deposit of $500,000 made in April and an additional $500,000 payment to close. The additional $500,000 was paid and all other conditions were met to effectuate the sale of substantially all of the assets of SpeedConnect to the Company. As part of the closing, the Company entered into a Promissory Note to pay SpeedConnect $1,000,000 in two equal installments of $500,000 plus applicable interest at 10% per annum with the first installment payable within 30 days of closing and the second installment payable within 60 days of closing (but no later than July 6, 2019). The Company paid off the Promissory Note by June 11, 2019 and by amendment dated May 7, 2019, SpeedConnect forgave $250,000 of the Promissory Note.

The Company treated the asset acquisition as a business combination and has allocated the fair market value to assets received in excess of goodwill.

Purchase Price Allocation:

Effective	May 7, 2019

Purchaser	TPT Global Tech

Consideration Given:
Cash paid	$1,000,000
Liabilities:

Promissory Note	$750,000
Deferred revenue	230,000
Unfavorable leases	323,000
Accounts and other payables	591,964
Total liabilities	$1,894,964
Total Consideration Value	$2,894,964

Assets Acquired:
Customer base	$350,000
Current assets:
Cash	201,614
Prepaid and other receivables	99,160
Deposits	13,190
Favorable leases	95,000
Property and equipment	1,939,000
Total Assets Acquired	$2,697,964
Goodwill	$197,000

Had the acquisition occurred on January 1, 2018, condensed proforma results of operations for the nine months ended September 30, 2019 and 2018 would be as follows:

	2019	2018
Revenue	$10,970,258	$13,634,120
Cost of Sales	6,928,862	7,812,095
Gross Profit	$4,041,396	$5,822,025
Expenses	(5,521,661)	(6,791,761)
Derivative Expense	(3,572,107	—
Interest Expense and Impairment	(2,559,709)	(158,351)
Income Taxes	—	—
Net Loss	$(7,612,081)	$(1,128,087)
Loss per share	$(0.06)	$(0.01)

The unaudited proforma results of operations are presented for information purposes only. The unaudited proforma results of operations are not intended to present actual results that would have been attained had the asset acquisition been completed as of January 1, 2018 or to project potential operating results as of any future date or for any future periods. The revenue and net loss of TPT SpeedConnect since May 7, 2019 acquisition date through September 30, 2019 included in the consolidated income statement amounted to $5,082,259 and $641,299, respectively.

Blue Collar Acquisition

The Company entered into an Acquisition and Purchase Agreement on November 3, 2017, but amended on February 9, 2018, March 29, 2018 and August 16, 2018, to be effective September 1, 2018 with Blue Collar Inc. (“Blue Collar”), a media production company and California Corporation and its shareholders, to acquire 100% of the outstanding ownership of Blue Collar, including equipment, furniture and other assets, for 6,500,000 shares of restricted Common Stock and $1,600,000 (which was determined to have a fair value of approximately $1,533,000) in a Seller note payable that is to be paid within eight months of September 1, 2018, as amended in August 2018, and bears annual interest of 3% (12% interest upon default). See Notes 7 and 11. The acquisition is a key element in the Company’s overall strategic plans. Change in control took place on September 1, 2018 with the addition of senior company personnel being added to the Board of Directors of Blue Collar and on all bank accounts.

The Company applied the acquisition method of accounting to the business combination and has valued each of the assets acquired and liabilities. The assets and liabilities were deemed to be recorded at fair value as of the acquisition date of September 1, 2018.

Purchase Price Allocation:

TPT Global Tech
Effective	9-1-18

Purchaser	TPT Global Tech

Consideration Given:
Common Stock	6,500,000
6,500,000
Estimated Value	$.13
Consideration Share Value	845,000
Note Payable	$1,533,217
Liabilities:
Bank debt	500,500
Lease payable	20,020
Accounts and other payables	386,652
Total Consideration Value	$3,285,389

Consideration Received:
Intangible asset	$1,677,000
Goodwill	853,366
Assets
Current assets	297,704
Fixed assets	445,362
Other assets	11,957
Total Consideration Received	$3,285,389

Had the acquisition occurred on January 1, 2017, condensed proforma statement of operations for the years ended December 31, 2018 and 2017 would be as follows:

	2018	2017
Revenue	$2,355,467	$3,966,866
Cost of Sales	2,350,657	3,226,912
Gross Profit (Loss)	$4,810	$739,954
Expenses	(4,768,116)	(4,058,844)
Interest Expense and impairment	(275,935)	(694,637)
Income taxes	—	—
Net Loss	$(5,039,241)	$(4,013,527)

Included in the consolidated statement of operations for the year ended December 31, 2018 are the results of operations for Blue Collar for the four months ended December 31 which are the following:

2018
Revenue	$219,474
Cost of Sales	215,973
Gross Profit (Loss)	$3,501
Expenses	(301,105)
Interest Expense	(66,571)
Income taxes	—
Net Loss	$(364,175)

Total Industrial Plant Services, Inc. Acquisition and Subsequent Termination

On April 18, 2018, the Company entered into an Acquisition and Purchase Agreement in draft form with Total Industrial Plant Services, Inc. (“TIPS”), a Texas Corporation and its shareholders, to acquire the assets, intellectual property and technology for 3,000,000 shares of restricted Common Stock and $2,500,000 payable at closing. A condition upon closing was that TIPS’ financial information, including existing contracts and projected contract revenue levels, was to be audited by a SEC Certified Public Accounting firm in accordance with SEC requirements.

Shortly after the date of the agreement, which was in draft form, the Company determined that the terms under the Acquisition and Purchase Agreement, on TIPS’ part, were unperformable and that several representations made by TIPS were not accurate. As such, the Company verbally terminated the Acquisition and Purchase Agreement. On August 29, 2018, the Company gave written notice of termination to TIPS.

Separately, during the due diligence phase, the Company extended TIPS $37,950 in working capital. The Company was working with TIPS on a repayment plan but has made the determination to provide for an allowance for bad debt of 100% of this balance as of December 31, 2018.

HRS Agreement and Subsequent Rescission

On November 1, 2017, as amended February 9, 2018, the Company entered into an Acquisition and Purchase Agreement with Hollywood Riviera LLC and HRS Mobile LLC and their members who share common ownership to acquire 100% ownership interest in both of these companies for 3,265,000 restricted Common Stock and, and $3,350,000 in cash to be used to retire debt and pay for ownership interests. In conjunction with this Acquisition, 3,265,000 shares of restricted Common Stock were issued during 2017. On March 28, 2018, by mutual agreement, this Agreement was rescinded and the 3,625,000 shares of common stock are being returned by the recipients and have been recorded as $3,625 in stock subscription receivable as of December 31, 2018. These common shares have yet to be returned as of the issuance of these financial statements.